Financial Assets At Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Financial assets at amortized costs [Line Items]
Disclosure of financial assets at amortized cost

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Unlisted securities
Debt investments	6,471,987	4,662,382

Interest receivable	122,799	196,819

	6,594,786	4,859,201
Less: Provision for impairment losses	(1,878,338)	(1,847,631)

	4,716,448	3,011,570

Expected credit loss rate	28.48%	38.02%

Disclosure of carrying amount of financial assets at amortized cost
(b)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2021	5,512,867	—	2,115,235	107,732	7,735,834
New financial assets originated or purchased	7,437,143	—	—	604,418	8,041,561
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(226,843)	—	(226,843)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(10,240,254)	—	(5,500)	(154,864)	(10,400,618)

As of December 31, 2021	2,709,756	—	1,865,241	548,592	5,123,589

(d)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2022	2,709,756	—	1,865,241	548,592	5,123,589
New financial assets originated or purchased	5,635,886	—	—	79,456	5,715,342
Transfer	(363,927)	—	363,927	—	—
— From stage 1 to stage 2	(363,927)	363,927	—	—	—
— From stage 2 to stage 3	—	(363,927)	363,927	—	—
Write-offs	—	—	(38,858)	(11,854)	(50,712)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(3,822,562)	—	(102,087)	(268,784)	(4,193,433)

As of December 31, 2022	4,159,153	—	2,088,223	347,410	6,594,786

(f)	The following table sets forth the movement of gross carrying amount of financial assets at amortized cost for the year ended December 31, 2023:

	Year ended December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2023	4,159,153	—	2,088,223	347,410	6,594,786
New financial assets originated or purchased	59,230	—	—	—	59,230
Write-offs	—	—	—	(16,588)	(16,588)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(1,592,805)	—	(35,179)	(150,243)	(1,778,227)

As of December 31, 2023	2,625,578	—	2,053,044	180,579	4,859,201

Disclosure of movement of ECL allowance of financial assets at amortized cost
(c)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2021:

	Year ended December 31, 2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2021	5,160	—	1,140,348	26,357	1,171,865
New financial assets originated or purchased	10,808	—	—	—	10,808
Write-offs	—	—	(17,651)	(8,694)	(26,345)
Disposal in the current period	—	—	(144,320)	—	(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(4,531)	—	(10,366)	48,184	33,287
Change in parameters of expected credit loss model	467	—	312,491	(19,277)	293,681

As of December 31, 2021	11,904	—	1,280,502	46,570	1,338,976

(e)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2022:

	Year ended December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2022	11,904	—	1,280,502	46,570	1,338,976
New financial assets originated or purchased	19,733	—	—	—	19,733
Transfer	(3,622)	—	236,007	—	232,385
— From stage 1 to stage 2	(3,622)	3,622	—	—	—
— From stage 2 to stage 3	—	(63,386)	63,386	—	—
Net impact on expected credit loss by stage transfer	—	59,764	172,621	—	232,385
Write-offs	—	—	(38,858)	(11,854)	(50,712)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(5,395)	—	(74,124)	3,238	(76,281)
Change in parameters of expected credit loss model	17,898	—	403,165	(6,826)	414,237

As of December 31, 2022	40,518	—	1,806,692	31,128	1,878,338

(g)	The following table sets forth the movement of ECL allowance for the year ended December 31, 2023:

	Year ended December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Stage 1	Stage 2	Stage 3	POCI	Total
As of January 1, 2023	40,518	—	1,806,692	31,128	1,878,338
New financial assets originated or purchased	1,967	—	—	—	1,967
Write-offs	—	—	—	(16,588)	(16,588)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(27,179)	—	(53,097)	(15,324)	(95,600)
Change in parameters of expected credit loss model	6,678	—	35,383	37,453	79,514

As of December 31, 2023	21,984	—	1,788,978	36,669	1,847,631